Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands		Dec. 31, 2018		Dec. 31, 2017
Assets
Cash and balances with banks		R$ 107,209,743		R$ 81,742,951
Financial assets at fair value through profit or loss		246,161,150	[1]	0
Financial assets held for trading		0		241,710,041
Financial assets at fair value through other comprehensive income		178,050,536	[2]	0
Financial assets available for sale		0		159,412,722
Financial assets at amortized cost
Loans and advances to financial institutions, net of provision for losses		105,248,950		32,247,724
Loans and advances to customers, net of provision for losses		380,387,076		346,758,099
Securities, net of provision for losses		140,604,738		0
Other financial assets		43,893,309		0
Held to maturity		0		39,006,118
Financial assets pledged as collateral		0		183,975,173
Non-current assets held for sale		1,353,330		1,520,973
Investment book value		8,125,799		8,257,384
Property and equipment, net of accumulated depreciation		8,826,836		8,432,475
Intangible assets and goodwill, net of accumulated amortization		16,128,548		16,179,307
Taxes to be offset		13,498,264		10,524,575
Deferred income tax assets		48,682,569		43,731,911
Other assets		7,372,866		50,853,987
Total assets		1,305,543,714		1,224,353,440
Liabilities
Deposits from banks		247,313,979		285,957,468
Deposits from customers	[3]	340,748,196		262,008,445
Funds from issuance of securities		148,029,018		135,174,090
Balance		53,643,444		50,179,401
- Other financial liabilities		62,598,235		0
Financial liabilities at fair value through profit or loss		16,152,087		0
Total		0		14,274,999
Provision for Expected Loss
Loan Commitments		2,551,676		0
Financial guarantees		719,216		0
Total technical provisions	[3]	251,578,287		239,089,590
Other provisions		19,802,171		18,490,727
Current income tax liabilities		2,373,261		2,416,345
Deferred income tax liabilities		1,200,589		1,251,847
Other liabilities		34,157,435		97,816,824
Total liabilities		1,180,867,594		1,106,659,736
Shareholders' equity
Capital		67,100,000		59,100,000
Treasury shares		(440,514)		(440,514)
Capital reserves		35,973		35,973
Profit reserves		53,267,584		49,481,227
Additional paid-in capital		70,496		70,496
Other comprehensive income		2,206,718		1,817,659
Retained earnings		2,035,198		7,338,990
Equity attributable to controlling shareholders		124,275,455		117,403,831
Non-controlling interest		400,665		289,873
Total equity		124,676,120		117,693,704
Total liabilities and equity		R$ 1,305,543,714		R$ 1,224,353,440

[1]	In 2018, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.
[2]	In June 2018, the Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$17,022,922 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes, a gain in the amount of R$581,991 thousand.
[3]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;